Plan Interest in Master Trust Accounts - Change in Net Assets (Details) - EBP 001 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net appreciation in fair value of investments:
Net appreciation	$ (100,528)	$ (117,908)
Net increase	385,987	260,618
DCP Master Trust
Net appreciation in fair value of investments:
Net appreciation	653,797	482,978
Interest and dividends	16,484	14,220
Less investment expenses	(427)	(606)
Investment income	669,854	496,592
Transfers in	581,926	555,260
Transfers out	(542,540)	(382,723)
Net increase	709,240	669,129
DCP Master Trust | Common/collective trusts
Net appreciation in fair value of investments:
Net appreciation	613,220	449,174
DCP Master Trust | Common stock
Net appreciation in fair value of investments:
Net appreciation	5,362	5,570
DCP Master Trust | Mutual funds
Net appreciation in fair value of investments:
Net appreciation	35,215	28,234
GIC MTIA
Net appreciation in fair value of investments:
Interest Income	10,394	11,581
Less investment expenses	(438)	(386)
Investment income	9,956	11,195
Transfers in	54,082	39,934
Transfers out	(102,081)	(100,375)
Net increase	$ (38,043)	$ (49,246)